PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.9%
Asset-Backed Securities 8.0%
Collateralized Loan Obligations
AGL CLO Ltd. (United Kingdom), Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.515%(c)	01/20/37	25,300	$25,367,893
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2024-30A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.625(c)	01/20/37	31,100	31,185,780
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.559(c)	11/27/31	14,462	14,478,452
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	5.675(c)	07/26/31	1,446	1,446,949

CarVal CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.020% (Cap N/A, Floor 1.020%)	5.345(c)	04/20/32	37,958	37,976,944
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.767(c)	07/20/34	19,500	19,532,485
CIFC Funding Ltd., Series 2020-03A, Class A1R, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	5.717(c)	10/20/34	12,500	12,517,374
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.445(c)	04/20/34	50,000	50,073,290
ICG US CLO Ltd. (Cayman Islands), Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.425(c)	01/20/35	58,800	58,827,236
LCM Ltd. (Cayman Islands), Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.658(c)	10/15/34	48,400	48,469,599
NYACK Park CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.707(c)	10/20/34	12,500	12,500,000
OCP CLO Ltd. (Cayman Islands), Series 2020-08RA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.572(c)	10/17/36	18,000	18,022,855
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.265(c)	05/21/34	40,000	40,047,760
Shackleton CLO Ltd. (Cayman Islands), Series 2015-07RA, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.418(c)	07/15/31	5,751	5,750,761
Sixth Street CLO Ltd. (Cayman Islands), Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.475(c)	10/20/34	45,000	45,083,911
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.645(c)	01/26/31	2,005	2,006,357
Series 2013-03RA, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.741(c)	04/18/31	9,285	9,310,832
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.651(c)	10/23/31	16,554	16,571,504
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.464(c)	10/29/34	25,000	25,031,480
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	5.375(c)	04/20/34	40,000	40,020,248

Trimaran CAVU Ltd., Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.515(c)	01/20/37	44,851	44,937,971
Trinitas CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.508(c)	07/15/34	40,000	40,074,004
Venture CLO Ltd. (Cayman Islands), Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	5.435(c)	10/20/34	25,000	25,006,303
Voya CLO Ltd. (Cayman Islands), Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.664(c)	10/17/32	23,096	23,149,618
Wellfleet CLO Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	5.900(c)	04/25/34	32,000	32,077,386

Total Asset-Backed Securities (cost $678,475,899)				679,466,992
Commercial Mortgage-Backed Securities 0.8%
Benchmark Mortgage Trust, Series 2020-IG03, Class A2, 144A	2.475	09/15/48	22,828	22,439,239
Citigroup Commercial Mortgage Trust, Series 2016-C02, Class A3	2.575	08/10/49	12,367	12,225,192
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/17/49	17,481	17,420,877

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058%	05/15/49	6,041	$6,016,927
Series 2016-C32, Class ASB	3.514	12/15/49	1,826	1,816,466

Wells Fargo Commercial Mortgage Trust, Series 2016-BNK01, Class A2	2.399	08/15/49	9,962	9,854,967

Total Commercial Mortgage-Backed Securities (cost $72,743,965)				69,773,668
Corporate Bonds 86.0%
Aerospace & Defense 1.6%
BAE Systems Finance, Inc. (United Kingdom), Gtd. Notes, 144A	7.500	07/01/27	5,463	5,775,659
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	5.125	03/26/29	7,755	7,983,921
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	16,700	16,575,186
Sr. Unsec’d. Notes	2.700	02/01/27	37,574	36,830,310
Sr. Unsec’d. Notes	3.250	02/01/28	27,812	27,180,856
Sr. Unsec’d. Notes	3.625	02/01/31	4,745	4,544,330
Sr. Unsec’d. Notes	5.150	05/01/30	15,603	16,012,760
Sr. Unsec’d. Notes	6.298	05/01/29	5,210	5,530,676

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	4.400	06/15/28	4,720	4,750,489
Spirit AeroSystems, Inc., Sr. Sec’d. Notes	3.850	06/15/26	12,300	12,214,641
				137,398,828
Agriculture 2.1%
Altria Group, Inc.,
Gtd. Notes	4.500	08/06/30	7,616	7,641,640
Gtd. Notes	4.875	02/04/28	4,735	4,810,834

Archer-Daniels-Midland Co., Sr. Unsec’d. Notes	3.250	03/27/30	28,645	27,549,337
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	5,000	4,774,612
Gtd. Notes	4.700	04/02/27	8,054	8,106,404
Gtd. Notes	5.834	02/20/31	8,995	9,510,861

Bunge Ltd. Finance Corp., Gtd. Notes(a)	2.750	05/14/31	11,705	10,730,868
Cargill, Inc., Sr. Unsec’d. Notes, 144A, MTN	7.410	06/18/27	5,697	5,971,267
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	6.125	07/27/27	12,610	12,998,061
Gtd. Notes, 144A, MTN	5.500	02/01/30	10,845	11,241,327
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	3.125	03/02/28	1,790	1,752,550
Sr. Unsec’d. Notes	4.375	11/01/27	28,750	28,954,353
Sr. Unsec’d. Notes	4.875	02/15/28	11,054	11,250,151
Sr. Unsec’d. Notes	5.125	11/17/27	7,685	7,850,761
Sr. Unsec’d. Notes	5.125	02/13/31	11,550	11,948,571
Sr. Unsec’d. Notes	5.250	09/07/28	8,521	8,793,912
				173,885,509
Airlines 0.8%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	4.500	10/20/25	2,112	2,111,017
Sr. Sec’d. Notes, 144A	4.750	10/20/28	34,560	34,687,181

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)

Southwest Airlines Co., Sr. Unsec’d. Notes	5.125%	06/15/27	7,215	$7,304,093
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000	10/11/27	2,732	2,726,098
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	12,515	12,493,240
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,472,581
				63,794,210
Apparel 0.1%
Gildan Activewear, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.700	10/07/30	4,970	4,963,828
PVH Corp., Sr. Unsec’d. Notes	5.500	06/13/30	1,260	1,284,444
				6,248,272
Auto Manufacturers 3.8%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	5.050	03/21/30	15,578	15,982,209
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	59,449	58,458,200
Sr. Unsec’d. Notes	2.900	02/16/28	13,000	12,357,720
Sr. Unsec’d. Notes	4.271	01/09/27	9,430	9,356,161
Sr. Unsec’d. Notes	5.800	03/08/29	8,000	8,119,418
Sr. Unsec’d. Notes	5.875	11/07/29	3,350	3,408,230
Sr. Unsec’d. Notes	6.798	11/07/28	5,000	5,221,781
Sr. Unsec’d. Notes	6.950	03/06/26	2,200	2,215,760
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.500	06/10/26	9,390	9,209,195
Sr. Unsec’d. Notes	2.350	02/26/27	2,590	2,523,473
Sr. Unsec’d. Notes	2.400	04/10/28	11,815	11,271,973
Sr. Unsec’d. Notes	2.400	10/15/28	23,040	21,796,913
Sr. Unsec’d. Notes	4.900	10/06/29	9,220	9,318,911
Sr. Unsec’d. Notes, SOFR + 1.290%	5.634(c)	01/07/30	13,500	13,426,083
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.275	06/24/27	16,850	17,113,038
Sr. Unsec’d. Notes, 144A	6.100	09/21/28	10,000	10,453,761
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN(a)	1.850	09/16/26	15,000	14,474,592
Sr. Unsec’d. Notes, 144A, MTN(a)	5.300	09/13/27	6,590	6,584,817
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	5,220	5,223,635

Stellantis Finance US, Inc., Gtd. Notes, 144A	5.350	03/17/28	7,435	7,523,328
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes(k)	4.800	05/15/30	16,485	16,883,347
Sr. Unsec’d. Notes, EMTN	4.050	10/24/25	10,000	9,991,391
Sr. Unsec’d. Notes, MTN	4.950	01/09/30	10,250	10,557,157
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.850	09/11/30	5,310	5,334,329
Gtd. Notes, 144A(a)	4.950	08/15/29	6,790	6,857,101
Gtd. Notes, 144A(a)	5.250	03/22/29	2,810	2,869,560
Gtd. Notes, 144A(a)	5.300	03/22/27	14,260	14,449,715
Gtd. Notes, 144A(a)	5.350	03/27/30	4,565	4,673,595
Gtd. Notes, 144A	5.650	03/25/32	2,265	2,336,017
				317,991,410

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.1%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes	4.650%	09/13/29	1,665	$1,680,489
Gtd. Notes(a)	6.875(ff)	12/15/54	2,255	2,293,398
				3,973,887
Banks 22.8%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	7,200	7,448,924
Sr. Non-Preferred Notes	5.565	01/17/30	17,400	18,159,781
Sr. Preferred Notes	5.439	07/15/31	16,600	17,423,388
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	26,810	27,158,566
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	63,500	62,236,002
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	32,800	31,064,741
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	25,520	25,223,419

Bank of Montreal (Canada), Jr. Sub. Notes, Series 6	6.875(ff)	11/26/85	7,175	7,303,133
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes	7.350(ff)	04/27/85	6,790	7,077,335
Jr. Sub. Notes, Series 2	3.625(ff)	10/27/81	50,000	47,404,485
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	2,960	2,893,720
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	19,000	19,028,690
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	9,620	9,763,331
Sr. Unsec’d. Notes(a)	5.367(ff)	02/25/31	19,840	20,434,208
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	2,320	2,370,073
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	32,530	33,174,410
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	6,595	6,186,384
Sr. Non-Preferred Notes, 144A(a)	5.085(ff)	05/09/31	10,000	10,183,384
Sr. Non-Preferred Notes, 144A, MTN(a)	5.786(ff)	01/13/33	11,555	12,103,797
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	5.389(ff)	05/28/31	20,335	20,864,035
Sr. Non-Preferred Notes, 144A	5.876(ff)	01/14/31	3,175	3,314,046

CaixaBank SA (Spain), Sr. Non-Preferred Notes, 144A	6.684(ff)	09/13/27	15,790	16,135,122
Canadian Imperial Bank of Commerce (Canada), Jr. Sub. Notes	6.950(ff)	01/28/85	25,145	25,522,175
Citibank NA, Sr. Unsec’d. Notes(a)	4.914	05/29/30	25,035	25,710,344
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	33,920	34,456,804
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	3,390	3,496,826
Sr. Unsec’d. Notes(a)	1.462(ff)	06/09/27	26,450	25,946,151
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	18,715	17,048,648
Sr. Unsec’d. Notes(a)	4.503(ff)	09/11/31	22,380	22,390,033
Sr. Unsec’d. Notes	4.952(ff)	05/07/31	24,930	25,396,575
Sub. Notes	4.450	09/29/27	8,160	8,192,791

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	36,045	37,500,773
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN	4.631(ff)	09/11/28	8,535	8,584,871
Sr. Non-Preferred Notes, 144A, MTN	4.818(ff)	09/25/33	8,785	8,737,714
Sr. Non-Preferred Notes, 144A, MTN	5.222(ff)	05/27/31	10,150	10,413,463

Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	7,280	7,308,233
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	16,725	16,360,067

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Deutsche Bank AG (Germany), (cont’d.)
Sr. Non-Preferred Notes	2.552%(ff)	01/07/28	4,522	$4,419,954
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	14,950	15,313,669
Sr. Non-Preferred Notes	5.373(ff)	01/10/29	14,010	14,304,403
Sr. Non-Preferred Notes, SOFR + 1.219%	5.468(c)	11/16/27	4,625	4,635,940
Sub. Notes	3.729(ff)	01/14/32	5,388	5,039,312

First Horizon Corp., Sr. Unsec’d. Notes	5.514(ff)	03/07/31	5,790	5,959,194
Goldman Sachs Bank USA, Sr. Unsec’d. Notes	5.414(ff)	05/21/27	9,650	9,721,674
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U(a)	3.650(ff)	08/10/26(oo)	16,130	15,802,327
Jr. Sub. Notes, Series X(a)	7.500(ff)	05/10/29(oo)	5,210	5,512,187
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	43,453	42,892,012
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	48,420	47,221,946
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	5,120	4,641,165
Sr. Unsec’d. Notes	3.615(ff)	03/15/28	6,630	6,579,048
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	6,155	6,101,211
Sr. Unsec’d. Notes(a)	5.207(ff)	01/28/31	11,715	12,091,036
Sr. Unsec’d. Notes	5.218(ff)	04/23/31	22,900	23,680,131
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	2.013(ff)	09/22/28	5,750	5,510,242
Sr. Unsec’d. Notes(a)	2.804(ff)	05/24/32	33,670	30,509,569
Sr. Unsec’d. Notes	5.210(ff)	08/11/28	900	915,126

Huntington Bancshares, Inc., Sr. Unsec’d. Notes(a)	6.208(ff)	08/21/29	26,769	28,166,434
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	4.858(ff)	03/25/29	8,210	8,314,667
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	7.138(c)	11/01/25(oo)	11,600	11,685,900
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.730(c)	01/01/26(oo)	5,225	5,246,167
Sr. Unsec’d. Notes(a)	1.470(ff)	09/22/27	39,288	38,293,177
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	50,804	50,061,739
Sr. Unsec’d. Notes(a)	4.995(ff)	07/22/30	32,810	33,653,842
Sr. Unsec’d. Notes(a)	5.299(ff)	07/24/29	25,000	25,746,685
Sr. Unsec’d. Notes(a)	5.581(ff)	04/22/30	25,605	26,740,782

KBC Group NV (Belgium), Sr. Unsec’d. Notes, 144A	4.454(ff)	09/23/31	26,600	26,435,261
KeyBank NA, Sub. Notes	6.950	02/01/28	8,600	9,062,784
KeyCorp,
Sr. Unsec’d. Notes, GMTN(a)	5.121(ff)	04/04/31	5,766	5,920,503
Sr. Unsec’d. Notes, MTN	4.100	04/30/28	9,513	9,499,752

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.985(ff)	08/07/27	9,050	9,180,175
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.538(ff)	07/20/27	25,830	25,278,669
Sr. Unsec’d. Notes	4.527(ff)	09/12/31	20,945	21,025,969
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.869(ff)	09/13/30	24,524	23,180,507
Sr. Unsec’d. Notes	4.711(ff)	07/08/31	10,815	10,946,875
Morgan Stanley,
Sr. Unsec’d. Notes	4.654(ff)	10/18/30	3,420	3,457,195
Sr. Unsec’d. Notes	5.192(ff)	04/17/31	28,250	29,172,481
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	17,800	18,389,256
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	5,240	5,566,547
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	28,375	26,512,093
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	37,081	32,354,263
Sr. Unsec’d. Notes, MTN	2.475(ff)	01/21/28	29,305	28,680,814

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	5.164%(ff)	04/20/29	24,090	$24,651,747

Morgan Stanley Bank NA, Sr. Unsec’d. Notes	4.952(ff)	01/14/28	13,180	13,310,117
Morgan Stanley Private Bank NA, Sr. Unsec’d. Notes(a)	4.466(ff)	07/06/28	24,000	24,137,363
PNC Bank NA, Sr. Unsec’d. Notes(a)	4.429(ff)	07/21/28	19,645	19,740,325
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.037(ff)	10/28/33	6,500	7,008,474
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	15,795	16,461,075
Royal Bank of Canada (Canada),
Jr. Sub. Notes(a)	7.500(ff)	05/02/84	20,000	21,050,000
Sr. Unsec’d. Notes, MTN	4.696(ff)	08/06/31	20,690	20,970,571

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.320(ff)	09/22/29	5,985	5,965,843
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	4,225	3,785,877
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	23,725	21,568,084
Sr. Non-Preferred Notes, 144A	5.519(ff)	01/19/28	10,000	10,130,068
Sr. Non-Preferred Notes, 144A, MTN	5.249(ff)	05/22/29	7,100	7,212,953
State Street Corp.,
Jr. Sub. Notes	6.450(ff)	09/15/30(oo)	10,000	10,315,588
Sr. Unsec’d. Notes(a)	4.729	02/28/30	15,115	15,447,352
Sr. Unsec’d. Notes(a)	4.834	04/24/30	14,155	14,539,700

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	1.902	09/17/28	18,905	17,745,551
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	6.350(ff)	10/31/85	6,175	6,182,511
Jr. Sub. Notes	7.250(ff)	07/31/84	10,165	10,693,536
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	33,415	33,905,137
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	10,955	11,336,771
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	2,030	2,199,022

U.S. Bancorp, Sr. Unsec’d. Notes(a)	5.775(ff)	06/12/29	19,156	19,939,057
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27	16,550	16,153,255
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	8,607	8,501,728
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	10,715	10,708,427

UniCredit SpA (Italy), Sr. Preferred Notes, 144A, MTN	4.625	04/12/27	2,250	2,261,232
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	15,865	16,806,682
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	13,685	12,736,378
Sr. Unsec’d. Notes, MTN(a)	5.198(ff)	01/23/30	31,898	32,860,632
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	25,945	26,886,893
				1,922,651,074
Beverages 0.6%
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	2.750	07/15/26	10,340	10,198,698
Diageo Investment Corp. (United Kingdom), Gtd. Notes	5.125	08/15/30	6,090	6,301,144

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
JDE Peet’s NV (Netherlands), Gtd. Notes, 144A	1.375%	01/15/27	4,894	$4,706,345
PepsiCo, Inc., Sr. Unsec’d. Notes	4.300	07/23/30	25,000	25,159,227
				46,365,414
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes(a)	5.150	03/02/28	6,515	6,666,067
Gilead Sciences, Inc., Sr. Unsec’d. Notes	1.650	10/01/30	3,318	2,942,325
				9,608,392
Building Materials 1.2%
Amrize Finance US LLC, Gtd. Notes, 144A(a)	4.700	04/07/28	33,760	34,161,482
CRH SMW Finance DAC,
Gtd. Notes	5.125	01/09/30	6,590	6,775,591
Gtd. Notes	5.200	05/21/29	29,000	29,894,520

Lennox International, Inc., Gtd. Notes	5.500	09/15/28	14,760	15,256,567
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700	02/15/26	3,000	3,037,281
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	3,329	3,302,754
Sr. Unsec’d. Notes	5.500	06/15/27	4,375	4,469,669
				96,897,864
Chemicals 2.1%
Celanese US Holdings LLC,
Gtd. Notes(a)	6.665	07/15/27	1,591	1,631,691
Gtd. Notes(a)	6.850	11/15/28	14,954	15,515,539

CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	33,450	33,515,930
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	3.400	12/01/26	19,417	19,258,528
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.725	11/15/28	52,824	53,254,444
EIDP, Inc., Sr. Unsec’d. Notes	5.125	05/15/32	11,085	11,390,739
FMC Corp., Sr. Unsec’d. Notes	3.200	10/01/26	3,728	3,684,343
LYB Finance Co. BV (Netherlands), Gtd. Notes, 144A	8.100	03/15/27	1,008	1,058,425
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	03/12/32	10,645	10,939,496
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.148	06/04/30	11,000	10,339,024
Sr. Unsec’d. Notes, 144A	4.750	06/01/28	19,950	20,064,114
				180,652,273
Commercial Services 0.9%
Ashtead Capital, Inc. (United Kingdom), Gtd. Notes, 144A	1.500	08/12/26	33,760	32,902,844
Equifax, Inc., Sr. Unsec’d. Notes	2.600	12/15/25	10,900	10,849,337

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	12/01/26	9,230	$9,137,281
Quanta Services, Inc.,
Sr. Unsec’d. Notes	4.500	01/15/31	10,780	10,779,502
Sr. Unsec’d. Notes	4.750	08/09/27	1,730	1,749,707

RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	03/27/30	10,230	10,437,046
				75,855,717
Computers 0.6%
CGI, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.950	03/14/30	5,000	5,084,922
Dell International LLC/EMC Corp., Gtd. Notes	4.500	02/15/31	13,500	13,472,550
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes(a)	1.750	04/10/26	18,395	18,128,061
Gtd. Notes	6.000	06/04/29	365	380,305

Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.550	10/15/29	1,560	1,567,225
Leidos, Inc., Gtd. Notes	4.375	05/15/30	12,590	12,546,610
Teledyne FLIR LLC, Sr. Unsec’d. Notes(a)	2.500	08/01/30	2,381	2,182,893
				53,362,566
Distribution/Wholesale 0.1%
Ferguson Finance PLC, Sr. Unsec’d. Notes, 144A	4.250	04/20/27	12,105	12,087,110
Diversified Financial Services 3.9%
Ally Financial, Inc.,
Sr. Unsec’d. Notes(a)	5.543(ff)	01/17/31	6,685	6,819,915
Sr. Unsec’d. Notes	5.737(ff)	05/15/29	9,556	9,783,405
American Express Co.,
Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	16,080	15,759,910
Sr. Unsec’d. Notes	4.351(ff)	07/20/29	20,000	20,107,638
Sr. Unsec’d. Notes(a)	5.016(ff)	04/25/31	16,915	17,398,890
Sr. Unsec’d. Notes	5.085(ff)	01/30/31	10,835	11,164,216
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A(a)	4.500	04/14/27	30,625	30,413,189
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	5,415	5,785,743
Capital One Financial Corp.,
Sr. Unsec’d. Notes	4.493(ff)	09/11/31	12,000	11,903,637
Sr. Unsec’d. Notes	6.312(ff)	06/08/29	19,800	20,768,301
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	7,105	8,036,260

Citadel Finance LLC, Gtd. Notes, 144A(a)	5.900	02/10/30	25,730	26,097,798
Citadel Securities Global Holdings LLC, Sr. Sec’d. Notes, 144A(a)	5.500	06/18/30	14,005	14,385,873
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes(a)	5.875	07/21/28	6,370	6,631,152
LPL Holdings, Inc., Gtd. Notes	6.750	11/17/28	39,652	42,324,371
LSEG US Fin Corp. (United Kingdom), Gtd. Notes, 144A	4.875	03/28/27	5,340	5,393,463
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.653	07/14/26	16,975	16,626,493

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nomura Holdings, Inc. (Japan), (cont’d.)
Sr. Unsec’d. Notes(a)	2.172%	07/14/28		6,100	$5,761,366
Sr. Unsec’d. Notes	2.329	01/22/27		39,725	38,747,451

Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.550	01/15/30		2,845	2,971,437
Synchrony Financial, Sr. Unsec’d. Notes	5.019(ff)	07/29/29		3,920	3,952,632
Western Union Co. (The), Sr. Unsec’d. Notes	1.350	03/15/26		10,595	10,444,372
					331,277,512
Electric 7.3%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.450	05/15/29		7,355	7,631,412
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26		10,345	10,422,587
Alliant Energy Corp., Jr. Sub. Notes	5.750(ff)	04/01/56		7,725	7,735,627
Alliant Energy Finance LLC,
Gtd. Notes, 144A(a)	1.400	03/15/26		18,650	18,374,478
Gtd. Notes, 144A	5.400	06/06/27		9,595	9,715,470

Ameren Corp., Sr. Unsec’d. Notes	1.750	03/15/28		18,710	17,654,998
American Electric Power Co., Inc., Jr. Sub. Notes, Series D	6.050(ff)	03/15/56		3,710	3,717,547
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.125	03/15/28		8,000	8,002,153
Capital Power US Holdings, Inc. (Canada), Gtd. Notes, 144A	5.257	06/01/28		10,685	10,887,947
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	5.200	10/01/28		13,640	14,072,129
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26		24,160	23,711,746
Sr. Unsec’d. Notes	2.950	03/01/30		6,519	6,145,634
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28		5,000	4,914,713
Sr. Unsec’d. Notes, 144A	4.550	11/15/30		4,665	4,619,876

CMS Energy Corp., Sr. Unsec’d. Notes	2.950	02/15/27		2,445	2,401,044
Dominion Energy, Inc.,
Sr. Unsec’d. Notes	4.600	05/15/28		21,470	21,688,500
Sr. Unsec’d. Notes	5.000	06/15/30		21,470	22,014,368

DTE Energy Co., Sr. Unsec’d. Notes	5.100	03/01/29		2,820	2,891,494
Duke Energy Corp.,
Jr. Sub. Notes	3.250(ff)	01/15/82		23,430	22,595,928
Sr. Unsec’d. Notes	3.100	06/15/28	EUR	13,425	15,898,747

Edison International, Sr. Unsec’d. Notes	5.250	11/15/28		9,355	9,427,686
Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29		20,000	20,488,824
Evergy Missouri West, Inc., First Mortgage, 144A	5.150	12/15/27		12,220	12,438,007
FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	5.200	04/01/28		26,650	27,236,985
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	2.866	09/15/28		7,375	7,089,140

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055%	10/04/26	13,000	$12,857,268
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	2.750	03/01/32	6,506	5,822,537
National Grid USA, Sr. Unsec’d. Notes	8.000	11/15/30	9,000	10,288,904
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.685	09/01/27	7,700	7,785,576
Gtd. Notes	4.900	02/28/28	24,775	25,210,639
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	4.450	06/15/29	5,540	5,491,703
Sr. Sec’d. Notes, 144A	4.734	10/15/30	7,070	7,069,418

OGE Energy Corp., Sr. Unsec’d. Notes(a)	5.450	05/15/29	6,570	6,822,409
Pacific Gas & Electric Co.,
First Mortgage	3.000	06/15/28	12,000	11,567,267
First Mortgage	5.550	05/15/29	35,380	36,425,399
PacifiCorp,
First Mortgage	2.700	09/15/30	2,685	2,481,512
First Mortgage	5.100	02/15/29	11,065	11,345,305

PG&E Corp., Jr. Sub. Notes(a)	7.375(ff)	03/15/55	7,420	7,638,220
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000	10/30/31	5,158	5,805,174
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes(a)	4.900	03/15/30	10,700	10,937,183
SCE Recovery Funding LLC, Sr. Sec’d. Notes, Series A-1	0.861	11/15/33	2,492	2,208,995
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	20,635	20,153,295
Sr. Unsec’d. Notes	5.400	08/01/26	14,285	14,401,940
Southern California Edison Co.,
First Mortgage	5.250	03/15/30	6,740	6,874,784
First Mortgage	5.300	03/01/28	11,535	11,758,795
First Mortgage	5.450	06/01/31	5,635	5,799,120

Southern Co. (The), Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	8,625	8,145,028
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	2,271	2,268,179
Sr. Sec’d. Notes, 144A	3.700	01/30/27	34,910	34,615,524
Xcel Energy, Inc.,
Sr. Unsec’d. Notes(a)	1.750	03/15/27	11,540	11,149,661
Sr. Unsec’d. Notes(a)	4.750	03/21/28	17,390	17,604,775
				614,305,650
Electrical Components & Equipment 0.1%
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A(a)	4.750	04/30/28	4,386	4,427,822
Electronics 0.1%
Fortive Corp., Sr. Unsec’d. Notes	3.150	06/15/26	4,766	4,725,822
Engineering & Construction 0.5%
Jacobs Engineering Group, Inc., Gtd. Notes(a)	6.350	08/18/28	14,090	14,876,036
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29	8,375	8,760,737

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A(a)	3.875%	04/30/28	5,065	$4,963,700
Sr. Sec’d. Notes, 144A	4.250	10/31/26	15,125	15,074,785
				43,675,258
Foods 1.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes(a)	3.000	02/02/29	13,100	12,529,435
Gtd. Notes	5.750	04/01/33	2,810	2,930,785

Mars, Inc., Sr. Unsec’d. Notes, 144A	4.800	03/01/30	45,780	46,646,973
Smithfield Foods, Inc.,
Gtd. Notes, 144A	2.625	09/13/31	8,590	7,550,021
Gtd. Notes, 144A	3.000	10/15/30	3,850	3,525,482
Gtd. Notes, 144A	4.250	02/01/27	11,020	10,952,147
Gtd. Notes, 144A	5.200	04/01/29	10,680	10,811,069

Tyson Foods, Inc., Sr. Unsec’d. Notes(a)	4.350	03/01/29	9,450	9,460,154
				104,406,066
Forest Products & Paper 0.0%
Smurfit Kappa Treasury Funding DAC (Ireland), Gtd. Notes	7.500	11/20/25	3,902	3,916,357
Gas 0.5%
National Fuel Gas Co., Sr. Unsec’d. Notes	5.500	03/15/30	8,630	8,920,925
NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29	8,940	9,221,372
ONE Gas, Inc., Sr. Unsec’d. Notes	5.100	04/01/29	10,960	11,307,546
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	16,551	16,143,900
				45,593,743
Healthcare-Products 1.0%
Alcon Finance Corp.,
Gtd. Notes, 144A	3.000	09/23/29	22,013	20,972,942
Gtd. Notes, 144A	5.375	12/06/32	2,159	2,250,978

DENTSPLY SIRONA, Inc., Jr. Sub. Notes	8.375(ff)	09/12/55	12,425	12,817,526
Smith & Nephew PLC (United Kingdom), Sr. Unsec’d. Notes	2.032	10/14/30	3,800	3,401,537
Solventum Corp.,
Gtd. Notes(a)	5.400	03/01/29	11,290	11,651,833
Gtd. Notes	5.450	02/25/27	5,388	5,475,271
Stryker Corp.,
Sr. Unsec’d. Notes	1.950	06/15/30	2,985	2,698,395
Sr. Unsec’d. Notes(a)	4.850	02/10/30	27,559	28,253,106
				87,521,588
Healthcare-Services 4.1%
Advocate Health & Hospitals Corp., Unsec’d. Notes, Series 2020(a)	2.211	06/15/30	1,702	1,560,785

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Cedars-Sinai Health System, Sec’d. Notes, Series 2021(a)	2.288%	08/15/31	5,821	$5,214,721
Centene Corp.,
Sr. Unsec’d. Notes	2.450	07/15/28	10,000	9,303,954
Sr. Unsec’d. Notes	3.375	02/15/30	8,488	7,814,691
Sr. Unsec’d. Notes(a)	4.250	12/15/27	6,000	5,898,061

Cigna Group (The), Gtd. Notes	3.400	03/01/27	28,034	27,772,803
CommonSpirit Health, Sr. Sec’d. Notes(a)	5.205	12/01/31	24,265	25,087,941
Elevance Health, Inc., Sr. Unsec’d. Notes	2.875	09/15/29	15,390	14,616,256
HCA, Inc., Gtd. Notes	4.125	06/15/29	12,645	12,534,673
Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	5.200	06/15/29	12,087	12,416,639
Humana, Inc., Sr. Unsec’d. Notes	5.375	04/15/31	24,357	25,060,581
Icon Investments Six DAC,
Sr. Sec’d. Notes	5.809	05/08/27	7,735	7,898,219
Sr. Sec’d. Notes	5.849	05/08/29	8,025	8,377,398
IQVIA, Inc.,
Sr. Sec’d. Notes	5.700	05/15/28	19,795	20,420,531
Sr. Sec’d. Notes	6.250	02/01/29	17,415	18,338,999

Laboratory Corp. of America Holdings, Gtd. Notes	4.350	04/01/30	14,675	14,680,801
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,566,209
Roche Holdings, Inc.,
Gtd. Notes, 144A(a)	4.909	03/08/31	27,500	28,371,402
Gtd. Notes, 144A(a)	5.489	11/13/30	5,000	5,295,334

Sutter Health, Unsec’d. Notes, Series 2025	5.213	08/15/32	7,425	7,698,633
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	17,455	15,640,005
Sr. Unsec’d. Notes	4.250	01/15/29	35,510	35,636,595
Sr. Unsec’d. Notes	4.800	01/15/30	14,750	15,072,438
Sr. Unsec’d. Notes	4.900	04/15/31	12,650	12,970,237
				342,247,906
Home Builders 0.5%
Meritage Homes Corp.,
Gtd. Notes(a)	5.125	06/06/27	9,987	10,077,107
Gtd. Notes, 144A	3.875	04/15/29	2,000	1,947,510
Toll Brothers Finance Corp.,
Gtd. Notes(a)	4.350	02/15/28	10,000	10,018,077
Gtd. Notes(a)	4.875	03/15/27	15,635	15,742,240
				37,784,934
Household Products/Wares 0.3%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	3.000	06/26/27	23,730	23,306,557
Insurance 2.5%
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.850	05/07/30	4,015	4,109,148

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	1,010	$1,008,303
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	4.600	12/15/27	12,600	12,727,449
CNA Financial Corp., Sr. Unsec’d. Notes	3.450	08/15/27	5,155	5,094,460
Corebridge Financial, Inc., Sr. Unsec’d. Notes(a)	3.650	04/05/27	9,435	9,356,073
Corebridge Global Funding,
Sec’d. Notes, 144A	4.650	08/20/27	10,785	10,910,632
Sec’d. Notes, 144A	4.900	01/07/28	7,160	7,282,036
Sec’d. Notes, 144A(a)	4.900	12/03/29	4,455	4,551,109
Sr. Sec’d. Notes, 144A, MTN	4.250	08/21/28	7,910	7,916,289
Sr. Sec’d. Notes, 144A, MTN	5.200	01/12/29	9,510	9,782,619
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	6,700	6,320,358
Sr. Unsec’d. Notes	4.625	04/29/30	21,300	21,374,150
Lincoln Financial Global Funding,
Sec’d. Notes, 144A(a)	4.625	08/18/30	12,630	12,707,477
Sec’d. Notes, 144A	5.300	01/13/30	5,505	5,696,119

Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.650	03/15/30	19,600	19,940,326
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN	5.500	06/28/28	19,750	20,390,159
Sr. Sec’d. Notes, 144A	3.000	04/18/26	6,001	5,961,081
Protective Life Global Funding,
Sec’d. Notes, 144A	4.335	09/13/27	3,500	3,519,110
Sec’d. Notes, 144A	5.209	04/14/26	29,250	29,396,766
Sec’d. Notes, 144A	5.467	12/08/28	6,005	6,226,337

Unum Group, Sr. Unsec’d. Notes	7.250	03/15/28	4,171	4,440,049
				208,710,050
Internet 0.3%
Alphabet, Inc., Sr. Unsec’d. Notes(a)	4.000	05/15/30	13,800	13,858,747
Expedia Group, Inc., Gtd. Notes	4.625	08/01/27	14,500	14,608,216
				28,466,963
Iron/Steel 0.1%
Reliance, Inc., Sr. Unsec’d. Notes	2.150	08/15/30	10,635	9,548,146
Leisure Time 1.1%
Carnival Corp., Gtd. Notes, 144A	5.125	05/01/29	16,045	16,045,000
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A(a)	3.050	02/14/27	22,792	22,435,265
Gtd. Notes, 144A	6.500	03/10/28	2,360	2,464,402
Sr. Unsec’d. Notes, 144A(a)	5.950	06/11/29	20,013	20,837,309
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes	7.500	10/15/27	1,300	1,376,115
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	1,535	1,548,514
Sr. Unsec’d. Notes, 144A	6.250	03/15/32	28,064	28,974,374
				93,680,979

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.4%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750%	01/30/27	9,180	$9,352,848
Las Vegas Sands Corp., Sr. Unsec’d. Notes	6.000	06/14/30	13,855	14,428,655
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.875	05/15/29	1,193	1,215,409
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	9,500	8,799,581
				33,796,493
Machinery-Diversified 1.2%
AGCO Corp., Gtd. Notes	5.450	03/21/27	4,455	4,520,687
CNH Industrial Capital LLC,
Gtd. Notes	5.100	04/20/29	10,500	10,756,314
Gtd. Notes	5.500	01/12/29	17,980	18,607,796
Regal Rexnord Corp.,
Gtd. Notes	6.050	02/15/26	2,916	2,928,831
Gtd. Notes	6.050	04/15/28	25,000	25,857,704

Weir Group, Inc. (United Kingdom), Gtd. Notes, 144A	5.350	05/06/30	25,250	25,961,588
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.450	11/15/26	10,396	10,309,316
				98,942,236
Media 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	2.800	04/01/31	12,921	11,651,183
Comcast Corp., Gtd. Notes	4.550	01/15/29	12,875	13,062,566
Cox Communications, Inc., Gtd. Notes, 144A	1.800	10/01/30	3,250	2,838,906
				27,552,655
Mining 1.3%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	02/21/30	5,685	5,856,485
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	23,245	23,291,490
Freeport Minerals Corp., Gtd. Notes	9.500	06/01/31	5,000	6,063,168
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	4,700	4,672,275
Gtd. Notes	4.375	08/01/28	40,964	40,893,180

Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	3.250	05/13/30	6,379	6,116,090
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	7.125	07/15/28	12,837	13,853,322
Rio Tinto Finance USA PLC (Australia), Gtd. Notes	4.875	03/14/30	6,755	6,924,429
Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27	3,925	3,926,946
				111,597,385

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.6%
Siemens Funding BV (Germany), Gtd. Notes, 144A(a)	4.600%	05/28/30	22,760	$23,162,797
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	30,162	28,807,303
				51,970,100
Office/Business Equipment 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	33,990	33,339,769
Gtd. Notes	3.276	12/01/28	9,800	9,466,754
Gtd. Notes	5.100	03/01/30	3,250	3,308,695
				46,115,218
Oil & Gas 3.0%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	5,000	4,815,718
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	6,735	6,937,683

Burlington Resources LLC, Gtd. Notes	7.200	08/15/31	6,900	7,852,671
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.000	12/15/29	8,125	8,307,080
Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	5,875	5,725,654
Devon Energy Corp., Sr. Unsec’d. Notes	5.250	10/15/27	22,365	22,372,183
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	7,050	6,976,807
Gtd. Notes(a)	5.150	01/30/30	24,905	25,654,807

EOG Resources, Inc., Sr. Unsec’d. Notes	5.000	07/15/32	18,455	18,881,535
Hess Corp., Sr. Unsec’d. Notes	7.300	08/15/31	12,250	14,112,023
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	7,265	7,188,416
Sr. Unsec’d. Notes	5.150	03/01/30	15,415	15,847,291
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	3.200	08/15/26	6,726	6,617,159
Sr. Unsec’d. Notes	6.625	09/01/30	2,355	2,522,797
Sr. Unsec’d. Notes	7.500	10/15/26	9,578	9,811,841

Permian Resources Operating LLC, Gtd. Notes, 144A(a)	6.250	02/01/33	7,810	7,957,646
Phillips 66 Co.,
Gtd. Notes	3.750	03/01/28	12,095	11,977,035
Gtd. Notes	4.950	12/01/27	10,835	11,015,501
Gtd. Notes, Series B	6.200(ff)	03/15/56	85	85,226
Pioneer Natural Resources Co.,
Gtd. Notes(a)	7.200	01/15/28	6,176	6,572,625
Sr. Unsec’d. Notes	2.150	01/15/31	9,072	8,158,451

Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	7.500	01/15/28	40,350	42,777,525
				252,167,674

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.3%
Schlumberger Holdings Corp.,
Gtd. Notes, 144A	2.650%	06/26/30	5,000	$4,664,929
Sr. Unsec’d. Notes, 144A(a)	5.000	11/15/29	21,080	21,736,861
				26,401,790
Packaging & Containers 1.1%
Amcor Flexibles North America, Inc., Gtd. Notes	4.800	03/17/28	8,575	8,674,890
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	12,488	12,380,335
Sr. Sec’d. Notes	5.800	06/15/31	15,200	16,088,660

Sealed Air Corp., Sr. Sec’d. Notes, 144A	1.573	10/15/26	12,875	12,476,448
Silgan Holdings, Inc., Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	11,373,240
Smurfit Kappa Treasury ULC (Ireland), Gtd. Notes	5.200	01/15/30	26,700	27,475,304
WRKCo, Inc., Gtd. Notes	3.375	09/15/27	4,950	4,879,819
				93,348,696
Pharmaceuticals 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.800	03/15/29	14,535	14,860,550
Sr. Unsec’d. Notes(a)	4.875	03/15/30	17,750	18,271,087

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.375	12/15/28	14,481	14,414,287
CVS Health Corp.,
Jr. Sub. Notes	7.000(ff)	03/10/55	4,245	4,466,816
Sr. Unsec’d. Notes(a)	1.750	08/21/30	12,185	10,696,057
Sr. Unsec’d. Notes	1.875	02/28/31	9,887	8,594,205
Sr. Unsec’d. Notes	4.300	03/25/28	5,595	5,598,432

Eli Lilly & Co., Sr. Unsec’d. Notes	4.550	10/15/32	30,000	30,223,413
EMD Finance LLC (Germany), Gtd. Notes, 144A	4.125	08/15/28	11,154	11,144,894
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	13,226	13,166,056
Viatris, Inc., Gtd. Notes(a)	2.700	06/22/30	26,455	23,817,384
				155,253,181
Pipelines 3.8%
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	8,971	9,491,271
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	3,668	3,752,288
Enbridge, Inc. (Canada),
Gtd. Notes(a)	5.300	04/05/29	12,800	13,221,125
Gtd. Notes	6.000	11/15/28	16,420	17,287,014
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	13,346,522
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	13,826	13,909,854
Sr. Unsec’d. Notes(a)	4.950	06/15/28	10,179	10,353,620
Sr. Unsec’d. Notes	5.250	07/01/29	8,800	9,058,646
Sr. Unsec’d. Notes	5.550	02/15/28	2,559	2,634,576

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer LP, (cont’d.)
Sr. Unsec’d. Notes	6.400%	12/01/30	20,305	$22,004,618
Enterprise Products Operating LLC,
Gtd. Notes(a)	5.250(ff)	08/16/77	1,700	1,697,134
Gtd. Notes, 3 Month SOFR + 3.039%	7.210(c)	06/01/67	22,233	22,226,061
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.433(c)	08/16/77	5,970	5,983,790
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	13,761	13,616,010
Sr. Unsec’d. Notes	4.125	03/01/27	6,570	6,563,632
Sr. Unsec’d. Notes	4.250	12/01/27	5,034	5,039,002
Sr. Unsec’d. Notes	5.000	01/15/33	8,800	8,778,018
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28	6,000	6,047,609
Gtd. Notes	4.950	10/15/32	10,000	10,005,960
Gtd. Notes	5.375	06/01/29	6,085	6,264,777
Gtd. Notes	5.550	11/01/26	11,145	11,284,655
Gtd. Notes	5.650	11/01/28	9,015	9,351,995
Gtd. Notes	5.850	01/15/26	7,610	7,628,832
Gtd. Notes, 144A	6.500	09/01/30	5,000	5,372,456

Targa Resources Corp., Gtd. Notes	6.150	03/01/29	18,893	19,900,708
Tennessee Gas Pipeline Co. LLC, Gtd. Notes	7.000	03/15/27	3,575	3,715,107
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes(a)	7.250	12/01/26	4,705	4,855,952
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	11,230	11,241,809
Sr. Unsec’d. Notes	4.650	07/01/26	3,000	3,003,092
Sr. Unsec’d. Notes	4.750	08/15/28	2,653	2,675,430
Sr. Unsec’d. Notes	6.350	01/15/29	11,540	12,145,339
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	03/15/29	4,525	4,610,630
Sr. Unsec’d. Notes	5.400	03/02/26	23,745	23,851,983
				320,919,515
Real Estate 0.5%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500	10/15/31	11,996	10,688,109
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,558	14,460,825
Sr. Unsec’d. Notes, 144A(a)	4.125	02/01/29	17,864	17,741,828
				42,890,762
Real Estate Investment Trusts (REITs) 4.1%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	4.700	07/01/30	20,171	20,353,101
Gtd. Notes(a)	4.900	12/15/30	7,101	7,229,908

American Homes 4 Rent LP, Sr. Unsec’d. Notes	4.950	06/15/30	7,765	7,903,818
American Tower Corp.,
Sr. Unsec’d. Notes	3.950	03/15/29	5,100	5,045,312
Sr. Unsec’d. Notes	5.800	11/15/28	8,025	8,379,048

Brandywine Operating Partnership LP, Gtd. Notes(a)	3.950	11/15/27	7,738	7,597,306
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.250	04/01/28	26,313	25,064,210
Broadstone Net Lease LLC,
Gtd. Notes	2.600	09/15/31	4,206	3,683,436

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Broadstone Net Lease LLC, (cont’d.)
Gtd. Notes	5.000%	11/01/32	2,330	$2,315,620
COPT Defense Properties LP,
Gtd. Notes(a)	2.250	03/15/26	6,860	6,787,581
Gtd. Notes	4.500	10/15/30	2,945	2,924,880

Crown Castle, Inc., Sr. Unsec’d. Notes	5.600	06/01/29	9,400	9,761,185
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	31,461	29,681,027
Healthpeak OP LLC, Gtd. Notes	4.750	01/15/33	18,090	17,970,480
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series F	4.500	02/01/26	4,000	3,996,366
Sr. Unsec’d. Notes, Series H	3.375	12/15/29	1,750	1,662,411
Sr. Unsec’d. Notes, Series I	3.500	09/15/30	8,898	8,356,105

Invitation Homes Operating Partnership LP, Gtd. Notes	5.450	08/15/30	17,249	17,940,377
Kimco Realty OP LLC, Gtd. Notes	1.900	03/01/28	25,310	24,067,216
Lineage OP LP, Gtd. Notes, 144A	5.250	07/15/30	15,545	15,751,492
Prologis LP, Sr. Unsec’d. Notes(a)	4.875	06/15/28	11,690	11,956,454
Realty Income Corp.,
Gtd. Notes	3.400	01/15/30	4,500	4,359,492
Sr. Unsec’d. Notes	2.100	03/15/28	14,165	13,516,130
Sr. Unsec’d. Notes	2.200	06/15/28	11,225	10,699,760
Sr. Unsec’d. Notes	3.400	01/15/28	19,483	19,205,469
Sr. Unsec’d. Notes	4.700	12/15/28	9,985	10,163,458

Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	21,558	20,398,517
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	2,924	2,923,798
Gtd. Notes, 144A	5.750	02/01/27	18,971	19,212,217
WP Carey, Inc.,
Sr. Unsec’d. Notes	4.250	10/01/26	2,261	2,261,359
Sr. Unsec’d. Notes(a)	4.650	07/15/30	7,140	7,180,160
				348,347,693
Retail 0.8%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	28,202	27,940,432
Sr. Unsec’d. Notes, 144A(a)	2.950	01/25/30	9,075	8,561,062
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27	3,000	2,968,256
Sr. Unsec’d. Notes	1.950	08/01/28	9,000	8,441,330
Sr. Unsec’d. Notes	2.400	08/01/31	15,000	13,088,214
Sr. Unsec’d. Notes	4.750	06/01/30	8,060	8,103,087
				69,102,381
Semiconductors 1.2%
Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31	38,700	35,188,428
Sr. Unsec’d. Notes	4.150	02/15/28	24,250	24,320,004
Sr. Unsec’d. Notes(a)	5.050	07/12/29	12,360	12,731,367
Sr. Unsec’d. Notes	5.150	11/15/31	7,005	7,271,364

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)

Foundry JV Holdco LLC, Sr. Sec’d. Notes, 144A	5.900%	01/25/33	11,505	$12,131,898
Marvell Technology, Inc., Sr. Unsec’d. Notes	5.750	02/15/29	8,385	8,746,049
				100,389,110
Software 1.3%
Activision Blizzard, Inc., Sr. Unsec’d. Notes	3.400	06/15/27	4,600	4,464,349
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.650	03/01/28	4,285	4,039,224
Fiserv, Inc.,
Sr. Unsec’d. Notes(a)	4.550	02/15/31	11,720	11,764,346
Sr. Unsec’d. Notes	5.375	08/21/28	5,398	5,563,650
Sr. Unsec’d. Notes	5.450	03/02/28	13,929	14,320,797

MSCI, Inc., Gtd. Notes, 144A	3.875	02/15/31	7,413	7,103,507
Oracle Corp.,
Sr. Unsec’d. Notes	4.450	09/26/30	25,165	25,156,922
Sr. Unsec’d. Notes(a)	5.250	02/03/32	13,715	14,135,247
Sr. Unsec’d. Notes	6.150	11/09/29	9,000	9,598,056

Synopsys, Inc., Sr. Unsec’d. Notes	4.550	04/01/27	11,510	11,583,775
				107,729,873
Telecommunications 3.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.650	02/01/28	9,350	8,849,272
Sr. Unsec’d. Notes	1.700	03/25/26	26,550	26,241,716
Sr. Unsec’d. Notes	2.300	06/01/27	25,645	24,898,673
Sr. Unsec’d. Notes	4.550	11/01/32	20,000	19,912,062

Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A(a)	4.375	06/21/28	12,355	12,437,237
Koninklijke KPN NV (Netherlands), Sr. Unsec’d. Notes	8.375	10/01/30	70	82,004
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.850	08/15/30	17,405	17,737,031
NBN Co. Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN	4.000	10/01/27	21,420	21,367,885
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A	4.876	07/16/30	6,590	6,694,970
Sr. Unsec’d. Notes, 144A	5.110	07/02/29	20,000	20,478,358

Rogers Communications, Inc. (Canada), Gtd. Notes(a)	5.000	02/15/29	42,526	43,329,916
Sprint Capital Corp., Gtd. Notes	6.875	11/15/28	2,470	2,656,515
Sprint LLC, Gtd. Notes	7.625	03/01/26	1,905	1,909,293
T-Mobile USA, Inc.,
Gtd. Notes	3.750	04/15/27	44,311	44,050,244
Gtd. Notes	4.850	01/15/29	16,010	16,325,120
Gtd. Notes	5.125	05/15/32	12,000	12,345,784

Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	5.401	07/02/37	3,382	3,435,923
				282,752,003

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	1.700%	06/15/26	10,675	$10,476,285

Total Corporate Bonds (cost $7,176,345,449)				7,264,120,929
Municipal Bonds 0.5%
Illinois 0.2%
Illinois State Toll Highway Authority, Revenue Bonds, BABs, Series B	5.851	12/01/34	17,290	18,028,854
Texas 0.3%
Texas Natural Gas Securitization Finance Corp., Taxable, Revenue Bonds, Series 2023-01, Class A1	5.102	04/01/35	21,012	21,670,925

Total Municipal Bonds (cost $38,938,583)				39,699,779
Sovereign Bonds 0.8%
Eagle Funding Luxco Sarl (Mexico), Sr. Unsec’d. Notes, 144A(a)	5.500	08/17/30	24,160	24,534,480
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, Series 05Y	5.375	02/19/30	18,194	18,776,208
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	5.750	09/16/30	26,680	27,180,250

Total Sovereign Bonds (cost $68,822,962)				70,490,938
U.S. Treasury Obligations 0.8%
U.S. Treasury Bonds	4.750	05/15/55	825	827,578
U.S. Treasury Notes(k)	1.250	03/31/28	3,545	3,345,871
U.S. Treasury Notes(k)	1.750	01/31/29	13,945	13,120,284
U.S. Treasury Notes(k)	3.500	09/30/26	1,515	1,511,863
U.S. Treasury Notes(h)(k)	3.625	08/31/29	24,385	24,327,848
U.S. Treasury Notes	3.750	04/30/27	775	776,150
U.S. Treasury Notes(k)	3.875	07/31/27	4,505	4,523,653
U.S. Treasury Notes(k)	3.875	03/15/28	1,000	1,006,328
U.S. Treasury Notes(k)	4.125	10/31/26	200	200,875
U.S. Treasury Notes(k)	4.125	01/31/27	3,000	3,016,289
U.S. Treasury Notes(k)	4.125	10/31/29	1,000	1,016,016
U.S. Treasury Notes(k)	4.250	11/30/26	10,260	10,321,320
U.S. Treasury Notes	4.250	12/31/26	600	603,891

Total U.S. Treasury Obligations (cost $65,667,507)				64,597,966

	Shares
Preferred Stock 0.0%
Banks
Citigroup Capital XIII, 10.942%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40 (cost $3,342,000)	132,000	3,982,440

Total Long-Term Investments (cost $8,104,336,365)		8,192,132,712

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Description	Shares	Value
Short-Term Investments 5.9%
Affiliated Mutual Funds 5.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	174,431,090	$174,431,090
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $287,780,705; includes $286,760,622 of cash collateral for securities on loan)(b)(wb)	287,986,558	287,813,766

Total Affiliated Mutual Funds (cost $462,211,795)		462,244,856

			Principal Amount (000)#
Corporate Bond 0.4%
Agriculture
Bunge Ltd. Finance Corp., Gtd. Notes (cost $34,573,699)	2.000%	04/21/26	35,200	34,765,862
Option Purchased*~ 0.0%
(cost $1,813,500)				704,744

Total Short-Term Investments (cost $498,598,994)				497,715,462

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.8% (cost $8,602,935,359)				8,689,848,174
Options Written*~ (0.0)%
(premiums received $1,550,250)				(1,255,611)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.8% (cost $8,601,385,109)				8,688,592,563
Liabilities in excess of other assets(z) (2.8)%				(236,975,147)

Net Assets 100.0%				$8,451,617,416

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNY	Bank of New York Mellon
CBOE	Chicago Board Options Exchange
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $280,899,108; cash collateral of $286,760,622 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Option Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	1,170,000		$704,744
(cost $1,813,500)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Call	GSI	11/19/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	1,170,000		$(996,167)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	1,170,000		(259,444)
Total Options Written (premiums received $1,550,250)									$(1,255,611)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,981	2 Year U.S. Treasury Notes	Dec. 2025	$412,837,306	$165,867
10,941	5 Year U.S. Treasury Notes	Dec. 2025	1,194,705,887	1,009,519
88	10 Year U.S. Ultra Treasury Notes	Dec. 2025	10,126,875	85,128
332	20 Year U.S. Treasury Bonds	Dec. 2025	38,709,125	911,236
297	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	35,658,563	858,850
				3,030,600
Short Positions:
2,885	10 Year U.S. Treasury Notes	Dec. 2025	324,562,500	(1,223,774)
700	CBOE iBoxx iShares Investment Grade Corporate Bond Index	Dec. 2025	102,438,000	(2,128,231)
				(3,352,005)
				$(321,405)
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/25	BNY	EUR	13,063	$15,419,079	$15,339,003	$—	$(80,076)

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/25	BNY	EUR	13,063	$15,324,251	$15,339,003	$—	$(14,752)
Expiring 11/05/25	BNY	EUR	13,063	15,450,667	15,371,046	79,621	—
				$30,774,918	$30,710,049	79,621	(14,752)
						$79,621	$(94,828)
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	0.107%	$1,030,972	$1,463,403	$432,431

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Host Hotels & Resorts LP	12/20/25	1.000%(Q)		4,250	$(9,057)	$6,346	$(15,403)	GSI
Imperial Brands Finance PLC	06/20/27	1.000%(Q)	EUR	12,600	(201,255)	76,171	(277,426)	JPM
					$(210,312)	$82,517	$(292,829)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	7,155	0.329%	$211,348	$186,191	$25,157	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)	36,440	0.305%	313,700	306,741	6,959	GSI
Ford Motor Co.	12/20/28	5.000%(Q)	20,000	1.195%	2,311,905	1,322,648	989,257	MSI
Lincoln National Corp.	12/20/29	1.000%(Q)	15,000	0.825%	105,730	(251,877)	357,607	BARC
					$2,942,683	$1,563,703	$1,378,980
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or

PGIM Short-Term Corporate Bond Fund

PGIM Short-Term Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of September 30, 2025
(ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
707,950	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.240%	$118,065	$11,900,656	$11,782,591
98,646	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.240%	290,461	6,115,754	5,825,293
440,900	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.240%	(389,047)	(13,480,161)	(13,091,114)
				$19,479	$4,536,249	$4,516,770

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.240%	JPM	03/20/26	(105,940)	$(371,412)	$—	$(371,412)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).